T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

AUSTRALIA 0.5%			CAYMAN ISLANDS 0.2%

Common Stocks 0.5%			Convertible Preferred Stocks 0.2%
South32	591,240	877	ByteDance, Series E, Acquisition
Treasury Wine Estates	72,910	469	Date:7/8/19, Cost: $293
			(USD)(1)(2)(3)	5,954	492
Total Australia
(Cost $1,170)		1,346	Total Cayman Islands
			(Cost $293)		492

AUSTRIA 0.7%
			CHINA 9.6%
Common Stocks 0.7%
Erste Group Bank (1)	81,508	1,707	Common Stocks 7.3%
			58. com, Class A (USD) (1)	65,164	1,825
Total Austria			Alibaba Group Holding, ADR
(Cost $2,488)		1,707	(USD)(1)	34,700	10,201
			Baidu, ADR (USD) (1)	17,887	2,264
BELGIUM 0.4%			China Mengniu Dairy (HKD)	335,000	1,580
			Tencent Holdings (HKD)	50,100	3,384
Common Stocks 0.4%
Galapagos (1)	7,894	1,119			19,254
Total Belgium			Common Stocks - China A Shares 2.1%
(Cost $952)		1,119	BTG Hotels Group, A Shares
			(CNH)	319,091	836
			Gree Electric Appliances of
BRAZIL 1.0%			Zhuhai, A Shares (CNH)	303,800	2,393
			Kweichow Moutai, A Shares
Common Stocks 1.0%			(CNH)	9,370	2,305
StoneCo, Class A (USD) (1)	21,162	1,119
Suzano (1)	63,987	517			5,534
XP, Class A (USD) (1)	25,492	1,063	Convertible Preferred Stocks 0.2%
Total Brazil			Xiaoju Kuaizhi, Series A-17,
(Cost $1,597)		2,699	Acquisition Date: 10/19/15,
			Cost: $343 (USD) (1)(2)(3)	12,518	569

CANADA 2.3%					569
			Total China
Common Stocks 2.3%			(Cost $11,273)		25,357
Lightspeed POS (1)	15,302	490
Lundin Mining	38,047	212	FRANCE 6.7%
Magna International (USD)	50,749	2,322
Seven Generations Energy,			Common Stocks 6.7%
Class A (1)	352,671	951	Air Liquide	9,789	1,552
TMX Group	21,018	2,162	Dassault Aviation (1)	2,895	2,442
Total Canada			EssilorLuxottica (1)	25,887	3,524
(Cost $7,841)		6,137	LVMH Moet Hennessy Louis
			Vuitton	1,682	787
			Sanofi	35,515	3,559

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Thales	77,283	5,792	INDONESIA 1.7%
Total France
(Cost $18,469)		17,656	Common Stocks 1.7%
			Bank Central Asia	1,442,300	2,633
GERMANY 5.3%			Sarana Menara Nusantara	27,085,500	1,891
			Total Indonesia
Common Stocks 5.1%			(Cost $1,989)		4,524
Bayer	53,062	3,274
Evotec (1)(4)	65,562	1,729	ITALY 1.5%
Knorr-Bremse	13,605	1,602
MorphoSys (1)	8,064	1,020	Common Stocks 1.5%
SAP	24,897	3,877	Banca Mediolanum	203,614	1,466
TeamViewer (1)	26,639	1,314	CNH Industrial (1)	84,538	654
Zalando (1)	8,321	777	DiaSorin	8,912	1,793
		13,593	Total Italy
Preferred Stocks 0.2%			(Cost $3,330)		3,913

Sartorius (5)	1,094	448	JAPAN 15.7%
		448
Total Germany			Common Stocks 15.7%
(Cost $11,667)		14,041	Daiichi Sankyo	41,700	1,280
			Disco	4,000	978
HONG KONG 2.1%			en-japan	16,300	412
			Fujitsu General	95,800	2,788
Common Stocks 2.1%			Hoshizaki	15,700	1,253
AIA Group	499,200	4,962	Kansai Paint	49,500	1,230
CK Hutchison Holdings	114,384	693	Kao	17,400	1,306
			Mitsubishi Electric	87,300	1,185
Total Hong Kong			Murata Manufacturing	45,500	2,959
(Cost $2,787)		5,655	Nippon Telegraph & Telephone	193,100	3,942
			ORIX	36,400	455
INDIA 3.8%			Otsuka Holdings	86,100	3,648
			Outsourcing	104,700	972
Common Stocks 3.8%			Pan Pacific International
Axis Bank (1)	305,628	1,765	Holdings	63,900	1,488
Housing Development Finance	164,273	3,878	Persol Holdings	115,100	1,880
Kotak Mahindra Bank (1)	39,083	674	Seven & i Holdings	63,000	1,957
Maruti Suzuki India	16,373	1,499	Shimadzu	32,700	995
NTPC	1,950,917	2,259	Stanley Electric	64,400	1,856
Total India			Suzuki Motor	26,700	1,144
(Cost $8,288)		10,075	Takeda Pharmaceutical	131,032	4,683
			Terumo	18,400	733
			Z Holdings	670,800	4,481
			Total Japan
			(Cost $33,285)		41,625

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
NETHERLANDS 8.6%			RUSSIA 0.5%

Common Stocks 8.6%			Common Stocks 0.5%
Adyen (1)	569	1,050	Sberbank of Russia, ADR (USD)	109,376	1,277
Akzo Nobel	27,869	2,817	Total Russia
ASML Holding	10,355	3,825	(Cost $1,074)		1,277
Koninklijke Philips (1)	93,742	4,426
Prosus (1)	49,909	4,607	SOUTH AFRICA 2.7%
Unilever	101,014	6,134
Total Netherlands			Common Stocks 2.7%
(Cost $15,450)		22,859	Capitec Bank Holdings	12,981	799
			Naspers, N Shares	36,465	6,441
PERU 0.6%			Total South Africa
			(Cost $7,840)		7,240
Common Stocks 0.6%
Credicorp (USD)	11,715	1,453	SOUTH KOREA 5.2%
Total Peru
(Cost $2,088)		1,453	Common Stocks 5.2%
			LG Household & Health Care	1,470	1,814
PHILIPPINES 0.3%			NAVER	25,682	6,526
			Samsung Electronics	110,393	5,481
Common Stocks 0.3%			Total South Korea
SM Investments	48,765	889	(Cost $6,114)		13,821
Total Philippines
(Cost $791)		889	SPAIN 0.4%

POLAND 0.6%			Common Stocks 0.4%
			Amadeus IT Group, A Shares	17,691	982
Common Stocks 0.6%			Total Spain
Powszechny Zaklad			(Cost $610)		982
Ubezpieczen (1)	228,381	1,466
Total Poland			SWEDEN 2.0%
(Cost $2,110)		1,466
			Common Stocks 2.0%
PORTUGAL 2.3%			Assa Abloy, B Shares	37,492	877
			Essity, B Shares (1)	58,781	1,984
Common Stocks 2.3%			Swedbank, A Shares (1)	147,053	2,302
Galp Energia	328,627	3,048
Jeronimo Martins	184,328	2,964	(Cost Total Sweden $3,830)		5,163
Total Portugal
(Cost $7,644)		6,012	SWITZERLAND 7.1%

			Common Stocks 7.1%
			Alcon (1)	23,032	1,306
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Julius Baer Group	70,897	3,011
Lonza Group	8,063	4,976	Convertible Preferred Stocks 0.2%
Nestle	43,284	5,151	Roofoods, Series G, Acquisition
			Date:5/16/19, Cost: $567
Roche Holding	8,428	2,887	(USD)(1)(2)(3)	1,358	567
Temenos	10,129	1,362
Total Switzerland					567
(Cost $11,822)		18,693	Total United Kingdom
			(Cost $11,225)		15,119
TAIWAN 3.1%
			UNITED STATES 6.5%
Common Stocks 3.1%
Taiwan Semiconductor			Common Stocks 6.5%
Manufacturing	544,000	8,184	Booking Holdings (1)	579	991
Total Taiwan			Linde (EUR)	15,498	3,664
(Cost $1,468)		8,184	NXP Semiconductors (6)	31,326	3,910
			Philip Morris International	65,653	4,923
THAILAND 0.6%			Royalty Pharma, Class A (4)	7,888	332
			Visa, Class A (4)	8,766	1,753

Common Stocks 0.6%			Waste Connections	15,645	1,624
CP ALL (1)	848,400	1,618	Total United States
			(Cost $12,278)		17,197
Total Thailand
(Cost $1,105)		1,618	SHORT-TERM INVESTMENTS 1.3%
UNITED ARAB EMIRATES 0.7%			MONEY MARKET FUNDS 1.3%
			T. Rowe Price Government Reserve
Common Stocks 0.7%			Fund,
First Abu Dhabi Bank	68,383	211	0.09% (7)(8)	3,437,074	3,437
Network International Holdings
(GBP) (1)	433,396	1,524	Total Short-Term Investments
			(Cost $3,437)		3,437
Total United Arab Emirates
(Cost $2,682)		1,735	SECURITIES LENDING COLLATERAL 0.6%

UNITED KINGDOM 5.7%			INVESTMENTS IN A POOLED ACCOUNT THROUGH
			SECURITIES LENDING PROGRAM WITH JPMORGAN
Common Stocks 5.5%			CHASE BANK 0.6%
Amcor, CDI (AUD)	193,450	2,140
Boohoo Group (1)	178,451	862	Short-Term Funds 0.6%
Burberry Group	91,728	1,839	T. Rowe Price Short-Term Fund,
Farfetch, Class A (USD) (1)(6)	35,583	895	0.13% (7)(8)	169,622	1,696
Hiscox (1)	154,274	1,780	Total Investments in a Pooled Account through
HomeServe	106,434	1,696	Securities Lending Program with JPMorgan
London Stock Exchange Group	32,586	3,738	Chase Bank		1,696
Smith & Nephew	67,558	1,323	Total Securities Lending Collateral
THG Holdings (1)	36,119	279	(Cost $1,696)		1,696

		14,552
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

$ Value
(Cost and value in $000s)
Total Investments in Securities 100.3%

(Cost $198,693)	$265,187
Other Assets Less Liabilities (0.3)%	(699)
Net Assets 100%	$264,488

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,628 and represents 0.6% of net assets.
(4)	All or a portion of this security is on loan at September 30, 2020.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	All or a portion of this security is pledged to cover or as collateral for written call options at September 30, 2020.
(7)	Seven-day yield
(8)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
OTC	Over-the-counter
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%

OTC Options Written (0.0)%

			Notional
Counterparty	Description	Contracts	Amount	$ Value
JPMorgan Chase	Farfetch, Call, 10/16/20 @ $25.00	32	81	(5)
JPMorgan Chase	Farfetch, Call, 10/16/20 @ $26.00	58	146	(6)
	NXP Semiconductors, Call, 1/15/21 @
JPMorgan Chase	$140.00	6	75	(3)
	NXP Semiconductors, Call, 1/15/21 @
JPMorgan Chase	$145.00	5	62	(2)
	NXP Semiconductors, Call, 1/15/21 @
JPMorgan Chase	$150.00	29	362	(10)
Total Options Written (Premiums $(51))				$(26)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$20
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$20+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government Reserve Fund	$3,933		¤	¤	$3,437
T. Rowe Price Short-Term Fund	3,538		¤	¤	1,696
Total					$5,133^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,133.

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$32,850	$ 225,128	$ —	$ 257,978
Convertible Preferred Stocks	—	—	1,628	1,628
Preferred Stocks	—	448	—	448
Short-Term Investments	3,437	—	—	3,437
Securities Lending Collateral	1,696	—	—	1,696
Total	$37,983	$ 225,576	1,628	$ 265,187
Liabilities
Options Written	$—	$ 26	$ —	$ 26